Debt due within one year - Narrative (Details) $ in Millions, $ in Millions													3 Months Ended
	Jan. 28, 2026 CAD ($)	Jan. 28, 2026 USD ($)	Nov. 04, 2025 CAD ($)	Nov. 04, 2025 USD ($)	Sep. 26, 2025 CAD ($)	Sep. 26, 2025 USD ($)	Aug. 19, 2025 CAD ($)	Aug. 19, 2025 USD ($)	Apr. 29, 2025 CAD ($)	Apr. 29, 2025 USD ($)	Apr. 15, 2025 CAD ($)	Apr. 15, 2025 USD ($)	Mar. 31, 2025 CAD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Sep. 23, 2025 CAD ($)	Sep. 23, 2025 USD ($)	Jul. 02, 2025 CAD ($)	Jul. 02, 2025 USD ($)	Apr. 14, 2025 CAD ($)	Apr. 14, 2025 USD ($)	Nov. 01, 2024 CAD ($)	Nov. 01, 2024 USD ($)
Canadian and U.S. Commercial Paper, Canadian and U.S. Currency
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity															$ 3,000
Canadian and U.S. Commercial Paper, Canadian Currency
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity															$ 3,500
Unsecured Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																$ 692	$ 500
Proceeds from borrowings					$ 697	$ 500
Unsecured Committed Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity																				$ 972	$ 700
Proceeds from borrowings			$ 157	$ 111			$ 206	$ 148	$ 315	$ 228
Unsecured Committed Term Loan | Fourth Loan Advance Of Unsecured Committed Term Loan
Disclosure of detailed information about borrowings [line items]
Proceeds from borrowings	$ 139	$ 102
U.S. Dollar Term Loan Facility | Bell Canada
Disclosure of detailed information about borrowings [line items]
Borrowings, trade loan agreement																						$ 5,048	$ 3,700
Decrease in borrowings, trade loan agreement											$ 314	$ 225	$ 1,387	$ 965
Borrowings, trade loan agreement, terminated																		$ 3,419	$ 2,510